Related parties (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Apr. 01, 2021	Dec. 31, 2020		Dec. 31, 2019
Related parties
Other receivables			R$ 2,070	[1]	R$ 38,141
Trade receivables			22,791		17,062
Indemnification asset			153,714		149,600
Other payments			135,307	[2]	49,244
Loans			20,884	[3]	29,192
Suppliers			20,985		1,219
Bonds			792,343		1,640,947
Cogna Educacao S.A.
Related parties
Other receivables				[1]
Trade receivables
Indemnification asset			153,714		149,600
Other payments			1,354	[2]
Loans			20,884	[3]
Suppliers
Bonds			691,451		1,539,146
Face amount of borrowings		R$ 20,000
Interest rate basis		CDI plus 3,75%
Interest expense recognized		R$ 884
Anhanguera Educacional Participacoes SA.
Related parties
Other receivables				[1]
Trade receivables			413		1,150
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Editora Atica S.A.
Related parties
Other receivables				[1]	16
Trade receivables			1,193		281
Indemnification asset
Other payments			72,158	[2]	31,944
Loans				[3]
Suppliers			7,392
Bonds
Editora Scipione S.A.
Related parties
Other receivables				[1]	4,743
Trade receivables			414		304
Indemnification asset
Other payments			13,408	[2]
Loans				[3]
Suppliers			1,386
Bonds
Centro Educacional Leonardo Da Vinci SS
Related parties
Other receivables	[1]
Trade receivables			63
Indemnification asset
Other payments	[2]
Loans	[3]
Suppliers
Bonds
Maxiprint Editora Ltda.
Related parties
Other receivables			13	[1]	4,021
Trade receivables			367		1,154
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			26
Bonds
Pax Editora E Distribuidora Ltda.
Related parties
Other receivables				[1]
Trade receivables					49
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Saraiva Educacao S.A.
Related parties
Other receivables				[1]	28,226
Trade receivables			804		424
Indemnification asset
Other payments			36,454	[2]
Loans				[3]
Suppliers			8,010
Bonds
Colegio Visao Eireli
Related parties
Other receivables	[1]
Trade receivables			115
Indemnification asset
Other payments	[2]
Loans	[3]
Suppliers
Bonds
Colegio Manauara Lato Sensu Ltda.
Related parties
Other receivables	[1]
Trade receivables			2,838
Indemnification asset
Other payments	[2]
Loans	[3]
Suppliers			173
Bonds
Pitagoras Sistema De Educacao Superior Ltda.
Related parties
Other receivables	[1]
Trade receivables			127
Indemnification asset
Other payments	[2]
Loans	[3]
Suppliers
Bonds
Somos Idiomas SA
Related parties
Other receivables			79	[1]	75
Trade receivables					2
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
SGE Comercio De Material Didatico Ltda.
Related parties
Other receivables				[1]	6
Trade receivables			6		5
Indemnification asset
Other payments			41	[2]
Loans				[3]
Suppliers			661		482
Bonds
Sistema P H De Ensino Ltda.
Related parties
Other receivables				[1]
Trade receivables			2,348		2,027
Indemnification asset
Other payments			2,116	[2]	18
Loans				[3]
Suppliers			163
Bonds
Escola Mater Christi Ltda.
Related parties
Other receivables				[1]
Trade receivables			216		204
Indemnification asset
Other payments				[2]	130
Loans				[3]
Suppliers			104
Bonds
Somos Educacao S.A.
Related parties
Other receivables	[1]
Trade receivables
Indemnification asset
Other payments	[2]
Loans	[3]
Suppliers
Bonds
Saber Servicos Educacionais S.A.
Related parties
Other receivables			1,686	[1]
Trade receivables			3,710		5,041
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			2,658
Bonds			100,892		101,801
Acel Administracao de Cursos Educacionais Ltda
Related parties
Other receivables				[1]
Trade receivables			2,899		1,415
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			36
Bonds
Educacao Inovacao e Tecnologia S.A.
Related parties
Other receivables	[1]
Trade receivables
Indemnification asset
Other payments	[2]		229
Loans	[3]
Suppliers			0
Bonds
Somos Operacoes Escolares S.A.
Related parties
Other receivables			292	[1]	42
Trade receivables			980
Indemnification asset
Other payments				[2]	4,197
Loans				[3]	29,192
Suppliers
Bonds
Sociedade Educacional Doze De Outubro Ltda.
Related parties
Other receivables				[1]
Trade receivables			231		232
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			36
Bonds
Colegio Motivo Ltda.
Related parties
Other receivables				[1]
Trade receivables			1,250		1,442
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			249
Bonds
Colegio JAO Ltda.
Related parties
Other receivables				[1]
Trade receivables			772		415
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Editora E Distribuidora Educacional S.A (“EDE”)
Related parties
Other receivables				[1]
Trade receivables			528		2,705
Indemnification asset
Other payments			9,547	[2]
Loans				[3]
Suppliers			89		737
Bonds
Colegio Ambiental Ltda
Related parties
Other receivables	[1]
Trade receivables			315
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Conlegio Cidade Ltda
Related parties
Other receivables	[1]
Trade receivables			155
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Curso e Colegio Coqueiro Ltda
Related parties
Other receivables	[1]
Trade receivables			188
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
ECSA Escola A Chave do Saber Ltda
Related parties
Other receivables				[1]
Trade receivables			435		212
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
EDUFOR Servicos Educacionais Ltda
Related parties
Other receivables	[1]
Trade receivables			10
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Escola Riacho Doce Ltda
Related parties
Other receivables	[1]
Trade receivables			253
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Nucleo Brasileiro de Estudos Avancados Ltda
Related parties
Other receivables	[1]
Trade receivables			391
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Papelaria Brasiliana Ltda
Related parties
Other receivables	[1]
Trade receivables			1,478
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Sociedade Educacional Alphaville Ltda
Related parties
Other receivables	[1]
Trade receivables			190
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Sociedade Educacional NEODNA Cuiaba Ltda
Related parties
Other receivables	[1]
Trade receivables			101
Indemnification asset
Other payments	[2]
Loans	[3]
Bonds
Saber Servicos Educacionais as
Related parties
Other receivables					1,012
Trade receivables
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Editora E Distribuidora Educacional as
Related parties
Other receivables
Trade receivables
Indemnification asset
Other payments					12,955
Loans
Suppliers
Bonds

[1]	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;
[2]	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and
[3]	On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.